Other Long-term Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Other Long-term Liabilities

	2019	2018
	RMB million	RMB million
Long-term duties and levies payable relating to leases	1,487	1,398
Deferred gains in sale and leaseback transactions	—	1,115
Deferred gains relating to government grants	152	179
Provision for early retirement benefit obligations and other benefit obligations	295	324
Other long-term payables	638	666

	2,572	3,682
Less: current portion included in other payables and accruals (Note 36)	(294)	(234)

Non-current portion	2,278	3,448